Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collection and payment services:
Service charges on deposit accounts	$ 2,588	$ 1,438	$ 1,217
Credit and debit cards	7,667	8,757	7,398
Checks and others	181	243	240
Total collection and payment services	10,436	10,438	8,855
Marketing of non-banking financial products:
Investment funds management	1,611	1,568	1,569
Capital markets and securities activities	514	558	738
Collection and payment services	2,074	2,923	2,832
Insurance	5,300	5,038	4,575
Financial advisory services	1,179	1,207	1,212
Total marketing of nonbanking financial products	10,678	11,294	10,926
Securities services:
Administration and custody	461	347	368
Total securities services	461	347	368
Other:
Foreign currency transactions	1,380	1,287	1,255
Other fees and commissions	801	952	892
Total other	2,181	2,239	2,147
Total fee and commission income	$ 23,756	$ 24,318	$ 22,296